Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net Loss	$ (447,283)	$ (203,833)	$ (2,024,664)	$ (626,361)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory reserve	26,435	0	26,435	(9,270)
Depreciation expense	32,925	545	27,993	2,182
Amortization of right-of-use assets	2,033	0
Amortization of debt discount	0	41,667	336,713	81,342
Stock based compensation	35,999	0	541,377	0
Changes in Operating Assets and Liabilities:
Accounts receivable	(99,176)	(18,410)	15,403	(747)
Accounts receivable - related party	37,625	564	(39,061)	9,768
Inventory	9,187	(18,877)	(48,790)	30,333
Other receivable	(2,151)	0
Prepaid expenses	46,671	4,113	(107,553)	(318)
Deposits			(662)	17,516
Accounts payable and accrued liabilities	11,216	60,406	(154,675)	80,743
Accounts payable - related party	(4,921)	0	4,921	0
Other payable	(7,210)	0	7,210	0
Customer deposit	(10,467)	(8,047)	4,450	(30,392)
Taxes payable			(800)	0
Deferred rent			0	(468)
Net cash flows used in operating activities	(369,117)	(141,872)	(1,411,703)	(445,673)
Cash flows from investing activities:
Purchase of property and equipment	(181,120)	0	(4,599,792)	0
Cash provided from acquisition of AVX	201,482	0
Payment for acquisition	(550,000)	0
Net cash flows used in investing activities	(529,638)	0	(4,599,792)	0
Cash flows from financing activities:
Proceeds from convertible note payable			0	500,000
Payments on long term debt and finance lease obligations	(2,021)	0
Repayment of convertible notes			(548,949)	0
Shares issued for convertible notes			548,949	0
Proceeds from sale of common stock			10,072,848	0
Net cash flows provided by financing activities	(2,021)	0	10,072,848	500,000
Net Change in Cash	(900,776)	(141,872)	4,061,353	54,327
Cash - Beginning of Period	4,455,751	394,398	394,398	340,071
Cash - End of Period	3,554,975	252,526	4,455,751	394,398
Supplemental non-cash financing activities
Shares issued to reduce notes payable			313,700	0
Promissory note issued for acquisition	50,000	0
Shares issued for acquisition	290,716	0
Supplemental Disclosures for Statement of Cash Flows:
Interest paid	0	0	$ 0	$ 105,831
Income tax paid	$ 0	$ 0